Basic and Diluted Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Basic and Diluted Earnings (Loss) Per Share
Basic and Diluted Earnings (Loss) Per Share
16.	Basic and diluted earnings (loss) per share

Basic and diluted earnings (loss) per share have been calculated in accordance with ASC 260 on computation of earnings (loss) per share for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Years Ended December 31,
	2021	2022	2023
Basic earnings (loss) per share calculation
Numerator:
Net income (loss)	309,086	69,884	(414,153)
Denominator:
Weighted-average ordinary shares outstanding	2,521,667,815	2,560,106,403	2,579,202,596
Basic earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	12.26	2.73	(16.06)

	For the Years Ended December 31,
	2021	2022	2023
Diluted earnings (loss) per share calculation
Numerator:
Net income (loss)	309,086	69,884	(414,153)
Denominator:
Weighted-average ordinary shares outstanding	2,521,667,815	2,560,106,403	2,579,202,596
Add: weighted-average RSUs	54,489,432	17,785,666	—
Weighted-average number of shares used in calculating diluted earnings (loss) per Class A and Class B ordinary share	2,576,157,247	2,577,892,069	2,579,202,596
Diluted earnings (loss) per Class A and Class B ordinary share (US$ cent per share)	12.00	2.71	(16.06)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti- dilutive are as follows:

	For the Year
	Ended December 31,
	2021	2022	2023
Weighted-average RSUs	—	—	30,741,795
Share options	114,000,000	114,000,000	144,000,000
Warrants	70,833,345	—	—